Trade and Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2017
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Trade and Other Receivables and Prepayments
13.	TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Trade receivables	438,751	587,510	90,299
Prepayments to raw material suppliers	123,765	206,179	31,689
Receivables from sales of scrap materials	77,496	62,996	9,682
Value-added tax and other taxes receivable	48,698	37,290	5,731
Income tax recoverable	5,069	4,138	636
Other receivables	2,077	2,049	315

	695,856	900,162	138,352

All of the trade and other receivables (net of nil provision for doubtful debts as of December 31, 2016 and 2017) are expected to be recovered or recognized as expenses within one year. The Group allows its trade customers an average credit period of 30 to 90 days (2016: 30 to 90 days). The following is an aged analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

0 - 30 days	250,559	272,156	41,830
31 - 60 days	143,347	205,571	31,596
61 - 90 days	44,845	109,783	16,873

	438,751	587,510	90,299

Before accepting any new customers, the Group assesses the potential customer’s credit quality and defines its credit limits based on the customer’s scale of operations and reputation in the industry.

The aging analysis of trade receivables that are neither individually nor collectively considered to be impaired are as follows:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Neither past due nor impaired	438,751	587,510	90,299

Past due but not impaired
Less than 1 month past due	—	—	—
1 to 3 months past due	—	—	—

	438,751	587,510	90,299

Trade receivables that were neither past due nor impaired relate to a wide range of customers for whom there was no recent history of default. The Group does not hold any collateral over these balances.

As of December 31, 2016 and 2017, there was no trade receivable past due that have not been impaired.

Trade receivables denominated in currency other than the functional currency of the relevant group entities are set out below:

	2016	2017	2017
	RMB’000	RMB’000	US$’000

US$	30,600	33,423	5,137